OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Governmental institutions	$ 4,447	$ 5,776
Prepaid expenses	4,412	3,331
Other	383	675
Other current assets	$ 9,242	$ 9,782